Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2024
Short-Term Investments [Abstract]
Schedule of Short Term Investments	Short-term investments consist of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB (Unaudited)	USD (Unaudited)
Marketable securities	435,659,383	659,278,049	92,506,882

Schedule of Fair value Disclosure	Fair value disclosure:
	December 31,	December 31, 2023 Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	435,659,383	435,659,383	-	-
	June 30,	June 30, 2024 Fair Value
	2024	Level 1	Level 2	Level 3
	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)	RMB (Unaudited)
Marketable securities	659,278,049	659,278,049	-	-